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                               Anchor Series Trust

                 Supplement to the Prospectus dated May 1, 2006

In the section titled "MANAGEMENT" under the heading Portfolio Management, the portfolio management disclosure is amended as follows:

For the Growth Portfolio, Maya K. Bittar is leaving the investment team.

Date: December 21, 2006

Versions: Class 1, Version 1; Combined Versions 7 and 9

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                               Anchor Series Trust

                 Supplement to the Prospectus dated May 1, 2006

In the section titled "MANAGEMENT" under the heading Portfolio Management, the portfolio management disclosure is amended as follows:

For the Growth and Income Portfolio, Francis J. Boggan is joining the investment team as a Portfolio Manager. Mr. Boggan, CFA, Senior Vice President and Equity Portfolio Manager joined Wellington Management as an investment professional in 2001. Mr. Boggan has served as a Portfolio Manager of the Anchor Series Growth Portfolio since 2001. At the same time, Michael D. Rodier and Maya K. Bittar are leaving the team.

For the Growth Portfolio, Maya K. Bittar is leaving the investment team.

For the Multi -Asset Portfolio, Francis J. Boggan is joining the investment team as a Portfolio Manager and Michael D. Rodier and Maya K. Bittar are leaving the team.

Date: December 21, 2006

Versions: Class 1, Full Version and Version 4; and Combined Full Version